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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended December 31, 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Met Investors Advisory, LLC
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Name of Institutional Investment Manager

22 Corporate Plaza Drive               Newport Beach,      CA          92660
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-10259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Richard C. Pearson, Executive Vice President, General Counsel & Secretary
                                                                  (949) 629-1317
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Name                               (Title)                            (Phone)


                                             /s/ Richard. C. Pearson
                                             -----------------------------------
                                             Richard C. Pearson

                                             (Manual Signature of Person Duly
                                             Authorized to Submit This Report)

                                          Newport Beach, CA     January 24, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.





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List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

    13F File No.: Name:                                        13F File No.: Name:
    ------------- ---------------------                        ------------- ---------------------
1.  028-01983     AIM Capital Management,Inc.                  6.  028-00203 OppenheimerFunds, Inc.
    ------------- ---------------------                            --------- ---------------------
2.  028-01343     Janus Capital Management LLC                 7.  028-04976 Pacific Investment Management Company LLC
    ------------- ---------------------                            --------- ---------------------
3.  028-00694     JP Morgan Investment Management              8.  028-02701 PEA Capital LLC
    ------------- ---------------------                            --------- ---------------------
4.  028-00413     Lord Abbett & Co. LLC                        9.  028-00090 Putnam Investment Management, LLC
    ------------- ---------------------                            --------- ---------------------
5.  028-04968     Massachusetts Financial Services Company    10.  028-02013 Harris Associates, LP
    ------------- ---------------------                            --------- ---------------------
                                                              11.  028-05110 Third Avenue Management LLC
                                                                   --------- ---------------------
                                                              12.  801-856   T. Rowe Price Associates, Inc.
                                                                   --------- ---------------------
                                                              13.  811-5349  Goldman Sachs Asset Management
                                                                   --------- ---------------------
                                                              14.  028-02924 Turner Investment Partners, Inc.
                                                                   --------- ---------------------
                                                              15.  555-02779 Neuberger Berman Management, Inc.
                                                                   --------- ---------------------
